Significant accounting policies - Property, plant and equipment (Details)	Dec. 31, 2024
Heavy equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5000 hours
Heavy equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	120000 hours
Major component parts in use | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2500 hours
Major component parts in use | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	70000 hours
Other equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Other equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Licensed motor vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Licensed motor vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Office and computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Office and computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Furnishings, fixtures and facilities | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Furnishings, fixtures and facilities | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years